Consolidated Statements of Shareholders' Equity (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Sep. 30, 2022	$ 51,047	$ 18,918,303	$ 4,685,007	$ (607,052)	$ 23,047,305		$ 23,047,305
Balance, shares at Sep. 30, 2022	45,375,000
Net income (loss)			1,364,497		1,364,497		1,364,497
Shares issued for equity financing, net of expenses	$ 10,125	11,756,685			11,766,810		11,766,810
Shares issued for equity financing, net of expenses, shares	9,000,000
Foreign currency translation income (loss)				2,088,136	2,088,136		2,088,136
Balance at Mar. 31, 2023	$ 61,172	30,674,988	6,049,504	1,481,084	38,266,748		38,266,748
Balance, shares at Mar. 31, 2023	54,375,000
Balance at Sep. 30, 2023	$ 80,871	81,902,805	8,872,207	(1,061,958)	89,793,925	51,264,407	141,058,332
Balance, shares at Sep. 30, 2023	71,885,000
Net income (loss)			(13,403,737)		(13,403,737)	(250,908)	(13,654,645)
Shares issued for equity financing, net of expenses	$ 135	(177,556)			(177,421)		(177,421)
Shares issued for equity financing, net of expenses, shares	119,984
Shares issued for R&D expense	$ 42,750	11,631,250			11,674,000		11,674,000
Shares issued for R&D expense, shares	38,000,000
Foreign currency translation income (loss)				(69,474)	(69,474)	39,581	(29,893)
Balance at Mar. 31, 2024	$ 123,756	$ 93,356,499	$ (4,531,530)	$ (1,131,432)	$ 87,817,293	$ 51,053,080	$ 138,870,373
Balance, shares at Mar. 31, 2024	110,004,984